LEASE AND OTHER FINANCING OBLIGATIONS - Additional information (Details) $ in Millions	Dec. 31, 2022 USD ($)
Leases [Abstract]
Financing leases not yet commenced, ROU assets	$ 9
Financing leases not yet commenced, lease liabilities	$ 9